Taxes on income (Details) - Schedule of the total amounts of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the total amounts of unrecognized tax benefits [Abstract]
Unrecognized tax benefits, beginning of year	$ 2,007	$ 1,689
Decreases in tax positions for prior years		(388)
Increases in tax positions for current year	1,231	706
Unrecognized tax benefits, end of year	$ 3,238	$ 2,007